Commitments and Contingencies	3 Months Ended
Mar. 31, 2026
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Commitments – The Company enters into several purchase agreements and supplementary agreements with its third-party manufacturers and suppliers for future deliveries of equipment and components. In addition, the Company enters into intellectual property and licensing agreements with third parties. The total future payments under these agreements amounted to $725 million as of March 31, 2026. Purchase commitments of $652 million are due within the next 12 months.
Additionally, the Company obtained letters of credit and bank guarantees to guarantee payments for utility suppliers, foreign statutory payroll related charges, and other purposes. The Company has obtained total facilities of $132 million as of March 31, 2026 and December 31, 2025.
Contingencies – From time to time, the Company is a party to claims that arise in the normal course of business. These claims include allegations of infringement of intellectual property rights of others as well as other claims of liability. In addition, the Company, on a case by case basis, includes intellectual property indemnification provisions in the terms of sale and technology licenses with third parties. The Company is also subject to various taxes in the different jurisdictions in which it operates. These include property, goods and services, and other non-income taxes. The Company accrues costs associated with these matters when they become probable and reasonably estimable. The Company does not believe it is probable that losses associated with these matters beyond those already recognized will be incurred in amounts that would be material to the interim financial statements.
The Company has determined that due to the complexity of calculation of the Advanced Manufacturing Investment Tax Credit ("AMITC") under the Internal Revenue Code Section 48D, and uncertainties regarding compliance with program conditions, it is probable that a portion of AMITC computed and claimed in the United States may be repayable. Management recorded its best estimate of the amount of the AMITC that may be repayable totaling $55 million as of March 31, 2026. The amount of the reserve may change depending on future assessments by tax authorities.